AB Bond Fund, Inc.

AB Short Duration Income Portfolio

Portfolio of Investments

January 31, 2022 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 92.9%
Australia – 5.7%
Australia Government Bond
Series 139 3.25%, 04/21/2025(a)	AUD	1,107	$828,532
Series 164 0.50%, 09/21/2026(a)		3,937	2,647,257

			3,475,789

New Zealand – 3.8%
New Zealand Government Bond Series 526 0.50%, 05/15/2026	NZD	3,778	2,292,917

Russia – 0.6%
Russian Federal Bond - OFZ Series 6227 7.40%, 07/17/2024	RUB	32,513	401,620

Spain – 0.7%
Spain Government Bond 0.80%, 07/30/2027(a)	EUR	356	412,371

United States – 82.1%
U.S. Treasury Bonds
6.125%, 11/15/2027	U.S.$	859	1,068,679
6.875%, 08/15/2025		2,177	2,581,312
U.S. Treasury Notes
0.625%, 05/15/2030(b)		784	715,981
1.50%, 08/15/2026(c)		4,845	4,824,062
1.625%, 10/31/2026(c)		8,214	8,223,867
1.625%, 08/15/2029(b) (c)		2,047	2,031,030
2.00%, 08/15/2025(c)		3,030	3,082,958
2.125%, 07/31/2024-05/31/2026(c)		10,790	11,028,764
2.25%, 11/15/2024		7,287	7,466,693
2.25%, 11/15/2025(c)		2,792	2,866,522
2.375%, 08/15/2024		614	630,392
2.875%, 08/15/2028		743	795,572
3.125%, 11/15/2028(c)		4,298	4,677,996

			49,993,828

Total Governments - Treasuries (cost $58,326,754)			56,576,525

CORPORATES - NON-INVESTMENT GRADE – 12.7%
Industrial – 11.9%
Basic – 0.4%
ASP Unifrax Holdings, Inc. 5.25%, 09/30/2028(a)		10	9,825
Graphic Packaging International LLC 4.75%, 07/15/2027(a)		6	6,316
Hecla Mining Co. 7.25%, 02/15/2028		29	30,973

	Principal Amount (000)		U.S. $ Value

Kleopatra Finco Sarl 4.25%, 03/01/2026(a)	EUR	100	$105,140
WR Grace Holdings LLC 4.875%, 06/15/2027(a)	U.S.$	72	71,661

			223,915

Capital Goods – 0.6%
Bombardier, Inc. 7.50%, 12/01/2024-03/15/2025(a)		28	28,595
Cleaver-Brooks, Inc. 7.875%, 03/01/2023(a)		7	6,796
Eco Material Technologies, Inc. 7.875%, 01/31/2027(a)		92	93,302
Gates Global LLC/Gates Corp. 6.25%, 01/15/2026(a)		61	63,013
GFL Environmental, Inc.
3.75%, 08/01/2025(a)		10	9,996
5.125%, 12/15/2026(a)		2	2,068
Renk AG/Frankfurt am Main 5.75%, 07/15/2025(a)	EUR	100	115,343
Tervita Corp. 11.00%, 12/01/2025(a)	U.S.$	14	16,189
TransDigm, Inc. 8.00%, 12/15/2025(a)		35	36,629
Triumph Group, Inc. 8.875%, 06/01/2024(a)		13	13,898

			385,829

Communications - Media – 1.2%
Altice Financing SA 5.00%, 01/15/2028(a)		200	185,228
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030(a)		26	25,350
5.125%, 05/01/2027(a)		159	162,956
DISH DBS Corp.
5.00%, 03/15/2023		8	8,125
5.25%, 12/01/2026(a)		32	31,040
5.75%, 12/01/2028(a)		32	30,621
5.875%, 11/15/2024		53	53,357
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(a)		56	53,180
Scripps Escrow II, Inc. 5.375%, 01/15/2031(a)		21	20,768
Sinclair Television Group, Inc. 5.875%, 03/15/2026(a)		100	101,139
Sirius XM Radio, Inc.
3.125%, 09/01/2026(a)		56	53,838
4.00%, 07/15/2028(a)		28	27,086
Univision Communications, Inc. 5.125%, 02/15/2025(a)		4	4,035

			756,723

	Principal Amount (000)		U.S. $ Value

Communications - Telecommunications – 0.1%
Consolidated Communications, Inc. 5.00%, 10/01/2028(a)	U.S.$	35	$33,973
Frontier Communications Holdings LLC 6.75%, 05/01/2029(a)		10	10,025

			43,998

Consumer Cyclical - Automotive – 0.4%
Adient US LLC 9.00%, 04/15/2025(a)		88	93,264
Jaguar Land Rover Automotive PLC 5.875%, 11/15/2024(a)	EUR	116	137,541
Meritor, Inc. 6.25%, 06/01/2025(a)	U.S.$	5	5,198
Tenneco, Inc. 7.875%, 01/15/2029(a)		26	27,658

			263,661

Consumer Cyclical - Entertainment – 1.6%
Boyne USA, Inc. 4.75%, 05/15/2029(a)		16	16,091
Carnival Corp.
4.00%, 08/01/2028(a)		36	34,276
5.75%, 03/01/2027(a)		62	59,655
10.50%, 02/01/2026(a)		107	120,152
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.50%, 05/01/2025(a)		159	163,428
Lindblad Expeditions LLC 6.75%, 02/15/2027(a)		28	28,325
Mattel, Inc. 5.875%, 12/15/2027(a)		102	108,385
NCL Corp., Ltd. 5.875%, 03/15/2026(a)		33	31,254
Royal Caribbean Cruises Ltd.
5.25%, 11/15/2022		108	108,653
5.375%, 07/15/2027(a)		42	40,583
5.50%, 08/31/2026(a)		31	30,246
10.875%, 06/01/2023(a)		23	24,619
11.50%, 06/01/2025(a)		47	52,071
SeaWorld Parks & Entertainment, Inc. 8.75%, 05/01/2025(a)		20	21,052
Six Flags Theme Parks, Inc. 7.00%, 07/01/2025(a)		58	60,517
Vail Resorts, Inc. 6.25%, 05/15/2025(a)		11	11,417
Viking Cruises Ltd.
5.875%, 09/15/2027(a)		12	10,953
13.00%, 05/15/2025(a)		16	17,919

	Principal Amount (000)		U.S. $ Value
Viking Ocean Cruises Ship VII Ltd. 5.625%, 02/15/2029(a)	U.S.$	14	$13,726

			953,322

Consumer Cyclical - Other – 0.9%
Adams Homes, Inc. 7.50%, 02/15/2025(a)		13	13,385
Boyd Gaming Corp. 8.625%, 06/01/2025(a)		3	3,182
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 6.25%, 09/15/2027(a)		125	128,833
Caesars Entertainment, Inc. 6.25%, 07/01/2025(a)		18	18,656
Empire Communities Corp. 7.00%, 12/15/2025(a)		143	145,877
Five Point Operating Co. LP/Five Point Capital Corp. 7.875%, 11/15/2025(a)		85	87,695
Forestar Group, Inc. 3.85%, 05/15/2026(a)		41	40,441
Forterra Finance LLC/FRTA Finance Corp. 6.50%, 07/15/2025(a)		11	11,512
Marriott Ownership Resorts, Inc. 6.125%, 09/15/2025(a)		12	12,394
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028(a)		11	10,824
Taylor Morrison Communities, Inc. 5.875%, 06/15/2027(a)		15	16,098
Travel + Leisure Co. 6.625%, 07/31/2026(a)		20	21,489
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.50%, 03/01/2025(a)		33	33,166

			543,552

Consumer Cyclical - Restaurants – 0.1%
1011778 BC ULC/New Red Finance, Inc. 3.875%, 01/15/2028(a)		17	16,599
IRB Holding Corp. 7.00%, 06/15/2025(a)		26	27,110

			43,709

Consumer Cyclical - Retailers – 0.6%
Bath & Body Works, Inc. 9.375%, 07/01/2025(a)		6	7,176
Dufry One BV 2.50%, 10/15/2024(a)	EUR	100	110,127
Hanesbrands, Inc. 4.625%, 05/15/2024(a)	U.S.$	135	138,568

	Principal Amount (000)		U.S. $ Value
Michaels Cos, Inc. (The) 5.25%, 05/01/2028(a)	U.S.$	73	$70,463
Rite Aid Corp. 7.50%, 07/01/2025(a)		12	11,838
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.375%, 09/30/2026(a)		30	30,872
Staples, Inc. 7.50%, 04/15/2026(a)		15	14,789

			383,833

Consumer Non-Cyclical – 1.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 02/15/2023(a)		154	155,294
5.875%, 02/15/2028(a)		87	91,058
CD&R Smokey Buyer, Inc. 6.75%, 07/15/2025(a)		29	30,204
Horizon Therapeutics USA, Inc. 5.50%, 08/01/2027(a)		204	211,444
Legacy LifePoint Health LLC 4.375%, 02/15/2027(a)		114	111,761
ModivCare, Inc. 5.875%, 11/15/2025(a)		9	9,354
Newell Brands, Inc. 4.70%, 04/01/2026		26	27,256
4.875%, 06/01/2025		7	7,354
Par Pharmaceutical, Inc. 7.50%, 04/01/2027(a)		24	24,149
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/01/2026(a)		7	7,376
RP Escrow Issuer LLC 5.25%, 12/15/2025(a)		39	37,949
Tenet Healthcare Corp. 4.875%, 01/01/2026(a)		9	9,042
6.25%, 02/01/2027(a)		24	24,589
US Acute Care Solutions LLC 6.375%, 03/01/2026(a)		81	81,360

			828,190

Energy – 2.2%
Antero Resources Corp. 8.375%, 07/15/2026(a)		14	15,621
Apache Corp. 4.625%, 11/15/2025		6	6,269
4.875%, 11/15/2027		12	12,485
Athabasca Oil Corp. 9.75%, 11/01/2026(a)		50	50,191
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.625%, 12/15/2025(a)		177	185,193

	Principal Amount (000)		U.S. $ Value
Callon Petroleum Co. 8.00%, 08/01/2028(a)	U.S.$	28	$28,515
CITGO Petroleum Corp. 7.00%, 06/15/2025(a)		33	33,243
Civitas Resources, Inc. 5.00%, 10/15/2026(a)		59	58,828
CNX Resources Corp. 6.00%, 01/15/2029(a)		33	34,032
Crescent Energy Finance LLC 7.25%, 05/01/2026(a)		51	52,527
EnLink Midstream LLC 5.625%, 01/15/2028(a)		48	49,268
EnLink Midstream Partners LP 4.40%, 04/01/2024		134	134,910
4.85%, 07/15/2026		31	31,835
EQT Corp. 7.50%, 02/01/2030		31	36,897
Genesis Energy LP/Genesis Energy Finance Corp. 7.75%, 02/01/2028		15	14,776
8.00%, 01/15/2027		29	29,216
Nabors Industries Ltd. 7.25%, 01/15/2026(a)		15	14,361
Nabors Industries, Inc. 7.375%, 05/15/2027(a)		62	63,429
New Fortress Energy, Inc. 6.75%, 09/15/2025(a)		122	115,530
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 02/01/2026(a)		58	58,988
Occidental Petroleum Corp. 3.20%, 08/15/2026		75	73,960
5.875%, 09/01/2025		10	10,685
8.00%, 07/15/2025		18	20,449
PBF Holding Co. LLC/PBF Finance Corp. 9.25%, 05/15/2025(a)		40	39,121
Range Resources Corp. 5.00%, 03/15/2023		3	3,030
Renewable Energy Group, Inc. 5.875%, 06/01/2028(a)		7	7,026
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 8.50%, 10/15/2026(a)		40	40,978
Sunnova Energy Corp. 5.875%, 09/01/2026(a)		25	24,097
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 01/15/2032(a)		46	45,789
Transocean, Inc. 8.00%, 02/01/2027(a)		23	17,353

			1,308,602

	Principal Amount (000)		U.S. $ Value

Other Industrial – 0.0%
Avient Corp. 5.75%, 05/15/2025(a)	U.S.$	16	$16,425
IAA, Inc. 5.50%, 06/15/2027(a)		5	5,138

			21,563

Services – 1.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.625%, 07/15/2026(a)		57	58,563
APX Group, Inc. 6.75%, 02/15/2027(a)		53	54,417
Block, Inc. 2.75%, 06/01/2026(a)		81	78,561
Garda World Security Corp. 4.625%, 02/15/2027(a)		59	57,697
Gartner, Inc. 4.50%, 07/01/2028(a)		63	64,312
Millennium Escrow Corp. 6.625%, 08/01/2026(a)		50	49,636
MoneyGram International, Inc. 5.375%, 08/01/2026(a)		25	25,839
MPH Acquisition Holdings LLC 5.75%, 11/01/2028(a)		78	70,209
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)		168	156,650
6.25%, 01/15/2028(a)		82	81,894
Sabre GLBL, Inc. 9.25%, 04/15/2025(a)		84	93,951
WASH Multifamily Acquisition, Inc. 5.75%, 04/15/2026(a)		15	15,178
ZipRecruiter, Inc. 5.00%, 01/15/2030(a)		63	62,385

			869,292

Technology – 0.5%
Austin BidCo, Inc. 7.125%, 12/15/2028(a)		10	10,176
Avaya, Inc. 6.125%, 09/15/2028(a)		81	82,836
NCR Corp. 5.00%, 10/01/2028(a)		105	104,586
Presidio Holdings, Inc. 4.875%, 02/01/2027(a)		56	57,155
8.25%, 02/01/2028(a)		2	2,116
Science Applications International Corp. 4.875%, 04/01/2028(a)		4	4,030

	Principal Amount (000)		U.S. $ Value
Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 09/01/2025(a)	U.S.$	60	$61,155

			322,054

Transportation - Airlines – 0.3%
Air Canada 3.875%, 08/15/2026(a)		12	11,715
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 01/20/2026(a)		24	24,338
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/2025(a)		41	43,877
United Airlines, Inc. 4.375%, 04/15/2026(a)		91	90,358

			170,288

Transportation - Services – 0.2%
EC Finance PLC 3.00%, 10/15/2026(a)	EUR	100	113,417
PROG Holdings, Inc. 6.00%, 11/15/2029(a)	U.S.$	30	29,409

			142,826

			7,261,357

Financial Institutions – 0.5%
Banking – 0.1%
Alliance Data Systems Corp. 4.75%, 12/15/2024(a)		35	35,441
7.00%, 01/15/2026(a)		7	7,312

			42,753

Brokerage – 0.1%
Advisor Group Holdings, Inc. 10.75%, 08/01/2027(a)		52	57,294

Finance – 0.2%
Castlelake Aviation Finance DAC 5.00%, 04/15/2027(a)		62	60,534
Curo Group Holdings Corp. 7.50%, 08/01/2028(a)		53	49,852

			110,386

Insurance – 0.0%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 4.25%, 10/15/2027(a)		21	20,488

REITs – 0.1%
Diversified Healthcare Trust 9.75%, 06/15/2025		36	38,261

	Principal Amount (000)		U.S. $ Value
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 4.625%, 06/15/2025(a)	U.S.$	31	$32,604

			70,865

			301,786

Utility – 0.3%
Electric – 0.2%
Calpine Corp. 5.125%, 03/15/2028(a)		8	7,803
Talen Energy Supply LLC 7.25%, 05/15/2027(a)		5	4,487
Vistra Operations Co. LLC 5.625%, 02/15/2027(a)		68	69,354

			81,644

Other Utility – 0.1%
Solaris Midstream Holdings LLC 7.625%, 04/01/2026(a)		72	74,438

			156,082

Total Corporates - Non-Investment Grade (cost $7,782,898)			7,719,225

COLLATERALIZED MORTGAGE OBLIGATIONS – 8.0%
Risk Share Floating Rate – 7.6%
Bellemeade Re Ltd. Series 2019-1A, Class M1B 1.858% (LIBOR 1 Month + 1.75%), 03/25/2029(a) (d)		104	104,390
Series 2019-1A, Class M2 2.808% (LIBOR 1 Month + 2.70%), 03/25/2029(a) (d)		152	152,000
Series 2019-4A, Class M2 2.958% (LIBOR 1 Month + 2.85%), 10/25/2029(a) (d)		150	149,626
Series 2022-1, Class M1B 2.15% (SOFR + 2.15%), 01/26/2032(a) (d)		193	193,266
Connecticut Avenue Securities Trust Series 2019-R02, Class 1M2 2.408% (LIBOR 1 Month + 2.30%), 08/25/2031(a) (d)		4	4,244
Series 2019-R03, Class 1M2 2.258% (LIBOR 1 Month + 2.15%), 09/25/2031(a) (d)		6	6,399
Series 2019-R05, Class 1M2 2.108% (LIBOR 1 Month + 2.00%), 07/25/2039(a) (d)		1	1,417

	Principal Amount (000)		U.S. $ Value
Eagle Re Ltd. Series 2021-2, Class M1B 2.10% (SOFR + 2.05%), 04/25/2034(a) (d)	U.S.$	150	$150,558
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-DNA3, Class M3 4.808% (LIBOR 1 Month + 4.70%), 04/25/2028(d)		139	143,386
Series 2015-HQA1, Class M3 4.808% (LIBOR 1 Month + 4.70%), 03/25/2028(d)		125	128,065
Series 2016-DNA4, Class M3 3.908% (LIBOR 1 Month + 3.80%), 03/25/2029(d)		177	183,269
Series 2017-DNA1, Class M2 3.358% (LIBOR 1 Month + 3.25%), 07/25/2029(d)		197	201,365
Series 2017-DNA2, Class M2 3.558% (LIBOR 1 Month + 3.45%), 10/25/2029(d)		399	411,478
Series 2019-DNA3, Class M2 2.158% (LIBOR 1 Month + 2.05%), 07/25/2049(a) (d)		10	9,826
Series 2019-DNA4, Class M2 2.058% (LIBOR 1 Month + 1.95%), 10/25/2049(a) (d)		7	7,183
Series 2020-DNA1, Class M2 1.808% (LIBOR 1 Month + 1.70%), 01/25/2050(a) (d)		53	53,085
Series 2021-DNA5, Class M2 1.70% (SOFR + 1.65%), 01/25/2034(a) (d)		77	77,099
Series 2021-DNA6, Class M2 1.55% (SOFR + 1.50%), 10/25/2041(a) (d)		150	149,062
Series 2021-DNA7, Class M2 1.85% (SOFR + 1.80%), 11/25/2041(a) (d)		225	224,860
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C04, Class 1M2 5.008% (LIBOR 1 Month + 4.90%), 11/25/2024(d)		110	115,172
Series 2015-C02, Class 1M2 4.108% (LIBOR 1 Month + 4.00%), 05/25/2025(d)		24	24,666
Series 2015-C02, Class 2M2 4.108% (LIBOR 1 Month + 4.00%), 05/25/2025(d)		2	1,504
Series 2015-C03, Class 1M2 5.108% (LIBOR 1 Month + 5.00%), 07/25/2025(d)		29	29,864

	Principal Amount (000)		U.S. $ Value
Series 2015-C04, Class 2M2 5.658% (LIBOR 1 Month + 5.55%), 04/25/2028(d)	U.S.$	3	$3,609
Series 2016-C01, Class 1M2 6.858% (LIBOR 1 Month + 6.75%), 08/25/2028(d)		97	101,103
Series 2016-C01, Class 2M2 7.058% (LIBOR 1 Month + 6.95%), 08/25/2028(d)		14	15,144
Series 2016-C04, Class 1B 10.358% (LIBOR 1 Month + 10.25%), 01/25/2029(d)		118	130,047
Series 2016-C05, Class 2M2 4.558% (LIBOR 1 Month + 4.45%), 01/25/2029(d)		109	112,829
Series 2017-C02, Class 2B1 5.608% (LIBOR 1 Month + 5.50%), 09/25/2029(d)		24	26,882
Series 2017-C05, Class 1M2 2.308% (LIBOR 1 Month + 2.20%), 01/25/2030(d)		50	50,440
Series 2018-C01, Class 1B1 3.658% (LIBOR 1 Month + 3.55%), 07/25/2030(d)		180	186,077
Series 2021-R02, Class 2M2 2.05% (SOFR + 2.00%), 11/25/2041(a) (d)		230	228,576
Home Re Ltd. Series 2020-1, Class M2 5.358% (LIBOR 1 Month + 5.25%), 10/25/2030(a) (d)		150	154,523
Series 2021-1, Class M1B 1.658% (LIBOR 1 Month + 1.55%), 07/25/2033(a) (d)		250	249,060
Mortgage Insurance-Linked Notes Series 2019-1, Class M2 3.008% (LIBOR 1 Month + 2.90%), 11/26/2029(a) (d)		63	62,910
Oaktown Re II Ltd. Series 2018-1A, Class M1 1.658% (LIBOR 1 Month + 1.55%), 07/25/2028(a) (d)		31	30,983
Oaktown Re III Ltd. Series 2019-1A, Class M1B 2.058% (LIBOR 1 Month + 1.95%), 07/25/2029(a) (d)		150	150,000
PMT Credit Risk Transfer Trust Series 2019-2R, Class A 2.858% (LIBOR 1 Month + 2.75%), 05/27/2023(a) (d)		37	36,358
Series 2019-3R, Class A 2.808% (LIBOR 1 Month + 2.70%), 10/27/2022(a) (d)		21	21,318

	Principal Amount (000)		U.S. $ Value
Radnor Re Ltd. Series 2019-1, Class M1B 2.058% (LIBOR 1 Month + 1.95%), 02/25/2029(a) (d)	U.S.$	96	$96,248
Series 2020-1, Class M1C 1.858% (LIBOR 1 Month + 1.75%), 01/25/2030(a) (d)		150	147,030
Traingle Re Ltd. Series 2020-1, Class M1C 4.608% (LIBOR 1 Month + 4.50%), 10/25/2030(a) (d)		150	150,324
Triangle Re Ltd. Series 2021-3, Class M1A 1.95% (SOFR + 1.90%), 02/25/2034(a) (d)		137	136,623

			4,611,868

Agency Fixed Rate – 0.3%
Federal Home Loan Mortgage Corp. REMICs Series 4913, Class IO 6.00%, 04/15/2041(e)		90	20,793
Series 5080, Class IJ 4.00%, 12/25/2050(e)		617	94,389
Federal National Mortgage Association REMICs Series 2012-120, Class CI 3.50%, 12/25/2031(e)		192	8,581
Series 2016-26, Class IO 5.00%, 05/25/2046(e)		200	33,471
Series 2016-31, Class IO 5.00%, 06/25/2046(e)		263	42,434
Series 2016-64, Class BI 5.00%, 09/25/2046(e)		34	5,263

			204,931

Agency Floating Rate – 0.1%
Federal Home Loan Mortgage Corp. REMICs Series 4372, Class JS 5.994% (6.10% – LIBOR 1 Month), 08/15/2044(d) (f)		108	18,390
Series 4906, Class SA 5.942% (6.05% – LIBOR 1 Month), 09/25/2049(d) (f)		109	18,209
Federal National Mortgage Association REMICs Series 2012-17, Class ES 6.442% (6.55% – LIBOR 1 Month), 03/25/2041(d) (f)		99	9,736
Series 2012-17, Class SE 5.842% (5.95% – LIBOR 1 Month), 03/25/2042(d) (f)		75	17,137
Series 2019-25, Class SA 5.942% (6.05% – LIBOR 1 Month), 06/25/2049(d) (f)		55	10,465

	Principal Amount (000)		U.S. $ Value
Series 2019-42, Class SQ 5.942% (6.05% – LIBOR 1 Month), 08/25/2049(d) (f)	U.S.$	49	$8,802

			82,739

Total Collateralized Mortgage Obligations (cost $4,871,301)			4,899,538

CORPORATES - INVESTMENT GRADE – 7.5%
Financial Institutions – 5.1%
Banking – 3.9%
Banco de Credito del Peru 3.125%, 07/01/2030(a)		119	116,456
Bank of America Corp. Series AA 6.10%, 03/17/2025(g)		150	160,344
Series X 6.25%, 09/05/2024(g)		134	142,329
BNP Paribas SA 6.625%, 03/25/2024(a) (g)		200	211,014
Credit Agricole SA 8.125%, 12/23/2025(a) (g)		200	231,186
Deutsche Bank AG/New York NY 3.035%, 05/28/2032		150	144,698
First-Citizens Bank & Trust Co. 3.929%, 06/19/2024		15	15,377
HSBC Holdings PLC 6.375%, 03/30/2025(g)		200	211,714
ING Groep NV 6.875%, 04/16/2022(a) (g)		200	202,024
JPMorgan Chase & Co. Series S 6.75%, 02/01/2024(g)		150	160,263
Nordea Bank Abp 6.625%, 03/26/2026(a) (g)		200	221,490
PNC Financial Services Group, Inc. (The) Series O 3.995% (LIBOR 3 Month + 3.68%), 05/01/2022(d) (g)		12	12,047
Swedbank AB Series NC5 5.625%, 09/17/2024(a) (g)		200	209,050
Truist Financial Corp. Series Q 5.10%, 03/01/2030(g)		150	162,695
UBS Group AG 7.00%, 01/31/2024(a) (g)		200	211,246

			2,411,933

Finance – 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.30%, 01/30/2032		150	146,364
Aircastle Ltd. 2.85%, 01/26/2028(a)		5	4,893

	Principal Amount (000)		U.S. $ Value

4.125%, 05/01/2024	U.S.$	8	$8,271
4.25%, 06/15/2026		2	2,100
4.40%, 09/25/2023		16	16,576
5.00%, 04/01/2023		3	3,111
5.25%, 08/11/2025(a)		52	56,032
Aviation Capital Group LLC 3.50%, 11/01/2027(a)		158	158,245
Synchrony Financial 2.875%, 10/28/2031		150	143,245

			538,837

REITs – 0.3%
Office Properties Income Trust 3.45%, 10/15/2031		180	168,955

			3,119,725

Industrial – 2.1%
Basic – 0.0%
Arconic Corp. 6.00%, 05/15/2025(a)		15	15,521

Capital Goods – 0.0%
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/2025		7	7,187
4.40%, 03/15/2024		8	8,377

			15,564

Communications - Media – 0.4%
Netflix, Inc. 4.375%, 11/15/2026		216	231,833

Communications - Telecommunications – 0.2%
T-Mobile USA, Inc.
2.625%, 02/15/2029		66	62,062
3.375%, 04/15/2029		60	58,955

			121,017

Consumer Cyclical - Other – 0.2%
Las Vegas Sands Corp. 3.90%, 08/08/2029		150	148,935

Consumer Non-Cyclical – 0.4%
Pilgrim’s Pride Corp. 5.875%, 09/30/2027(a)		250	261,050

Energy – 0.4%
Cenovus Energy, Inc. 5.375%, 07/15/2025		16	17,503
Continental Resources, Inc./OK 5.75%, 01/15/2031(a)		41	46,745
Ecopetrol SA
4.625%, 11/02/2031		15	13,797
5.375%, 06/26/2026		55	56,870
5.875%, 05/28/2045		4	3,518
6.875%, 04/29/2030		45	48,240
Western Midstream Operating LP
3.95%, 06/01/2025		5	5,119

	Principal Amount (000)		U.S. $ Value

4.75%, 08/15/2028	U.S.$	24	$25,468
5.30%, 02/01/2030		20	20,930

			238,190

Services – 0.0%
Expedia Group, Inc. 6.25%, 05/01/2025(a)		4	4,459

Technology – 0.5%
Broadcom, Inc.
3.137%, 11/15/2035(a)		22	20,889
4.30%, 11/15/2032		150	160,495
Microchip Technology, Inc. 4.25%, 09/01/2025		91	93,774

			275,158

			1,311,727

Utility – 0.3%
Electric – 0.3%
Chile Electricity PEC SpA Zero Coupon, 01/25/2028(a)		200	161,913

Total Corporates - Investment Grade (cost $4,693,848)			4,593,365

GOVERNMENTS - SOVEREIGN AGENCIES – 6.6%
Canada – 6.6%
Canada Housing Trust No. 1 1.95%, 12/15/2025(a) (cost $4,089,326)	CAD	5,065	4,001,954

COMMERCIAL MORTGAGE-BACKED SECURITIES – 5.3%
Non-Agency Fixed Rate CMBS – 4.6%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.534%, 03/10/2037(a)	U.S.$	100	90,298
BANK
Series 2020-BN28, Class XA 1.783%, 03/15/2063(e)		2,079	262,485
Series 2020-BN29, Class XA 1.349%, 11/15/2053(e)		991	95,085
Barclays Commercial Mortgage Trust Series 2019-C3, Class XA 1.339%, 05/15/2052(e)		990	80,152
BBCMS Mortgage Trust Series 2017-C1, Class XA 1.444%, 02/15/2050(e)		1,440	84,007
CD Mortgage Trust Series 2016-CD1, Class XA 1.388%, 08/10/2049(e)		1,534	74,521
CFCRE Commercial Mortgage Trust
Series 2016-C4, Class XA 1.635%, 05/10/2058(e)		87	4,808
Series 2017-C8, Class XA 1.495%, 06/15/2050(e)		286	18,032

	Principal Amount (000)		U.S. $ Value

Citigroup Commercial Mortgage Trust Series 2017-P7, Class XA 1.105%, 04/14/2050(e)	U.S.$	917	$41,332
Commercial Mortgage Trust
Series 2012-CR5, Class C 4.318%, 12/10/2045(a)		100	99,319
Series 2014-CR16, Class D 4.928%, 04/10/2047(a)		100	95,029
Series 2016-DC2, Class XA 0.955%, 02/10/2049(e)		2,634	82,023
GS Mortgage Securities Trust
Series 2013-GC13, Class D 4.064%, 07/10/2046(a)		100	41,812
Series 2016-GS3, Class XA 1.199%, 10/10/2049(e)		1,308	59,414
Series 2017-GS5, Class XA 0.843%, 03/10/2050(e)		1,469	55,792
Series 2017-GS7, Class XA 1.109%, 08/10/2050(e)		3,398	155,623
Series 2019-GC39, Class XA 1.133%, 05/10/2052(e)		4,665	284,438
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class D 4.548%, 08/15/2046(a)		75	48,425
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-C8, Class E 4.672%, 10/15/2045(a)		100	92,188
Series 2012-LC9, Class G 4.363%, 12/15/2047(a)		100	81,005
Series 2013-LC11, Class B 3.499%, 04/15/2046		110	110,892
UBS Commercial Mortgage Trust
Series 2012-C1, Class D 5.676%, 05/10/2045(a)		125	117,546
Series 2017-C1, Class XA 1.532%, 06/15/2050(e)		1,073	70,506
Series 2017-C2, Class XA 1.053%, 08/15/2050(e)		2,564	110,414
Series 2018-C14, Class XA 0.981%, 12/15/2051(e)		973	53,979
Series 2018-C15, Class XA 0.909%, 12/15/2051(e)		869	42,947
Series 2019-C18, Class XA 1.033%, 12/15/2052(e)		1,277	75,375
UBS-Barclays Commercial Mortgage Trust Series 2013-C6, Class D 4.299%, 04/10/2046(a)		81	72,088
Wells Fargo Commercial Mortgage Trust
Series 2016-C35, Class XA 1.888%, 07/15/2048(e)		1,113	75,110

	Principal Amount (000)		U.S. $ Value

Series 2016-LC24, Class XA 1.616%, 10/15/2049(e)	U.S.$	861	$51,693
Series 2018-C48, Class XA 0.949%, 01/15/2052(e)		824	46,371
Series 2019-C52, Class XA 1.592%, 08/15/2052(e)		959	87,981
WF-RBS Commercial Mortgage Trust
Series 2011-C4, Class D 4.887%, 06/15/2044(a)		60	56,750
Series 2011-C4, Class E 4.887%, 06/15/2044(a)		25	19,280

			2,836,720

Non-Agency Floating Rate CMBS – 0.7%
BFLD
Series 2019-DPLO, Class D 1.946% (LIBOR 1 Month + 1.84%), 10/15/2034(a) (d)		59	58,260
Series 2019-DPLO, Class E 2.346% (LIBOR 1 Month + 2.24%), 10/15/2034(a) (d)		10	9,824
CLNY Trust Series 2019-IKPR, Class D 2.131% (LIBOR 1 Month + 2.03%), 11/15/2038(a) (d)		120	119,325
Great Wolf Trust Series 2019-WOLF, Class D 2.039% (LIBOR 1 Month + 1.93%), 12/15/2036(a) (d)		45	44,536
Morgan Stanley Capital I Trust Series 2019-BPR, Class D 4.106% (LIBOR 1 Month + 4.00%), 05/15/2036(a) (d)		133	114,335
Starwood Retail Property Trust Series 2014-STAR, Class A 1.576% (LIBOR 1 Month + 1.47%), 11/15/2027(a) (d)		89	56,283

			402,563

Total Commercial Mortgage-Backed Securities (cost $3,410,325)			3,239,283

EMERGING MARKETS - SOVEREIGNS – 4.1%
Angola – 0.4%
Angolan Government International Bond 9.50%, 11/12/2025(a)		200	218,350

Bahrain – 0.4%
Bahrain Government International Bond 7.00%, 10/12/2028(a)		200	212,750

	Principal Amount (000)		U.S. $ Value

Dominican Republic – 0.6%
Dominican Republic International Bond 5.95%, 01/25/2027(a)	U.S.$	357	$390,469

Ecuador – 0.1%
Ecuador Government International Bond 5.00%, 07/31/2030(a)		97	84,259

Egypt – 0.4%
Egypt Government International Bond 5.75%, 05/29/2024(a)		212	216,240

El Salvador – 0.1%
El Salvador Government International Bond
5.875%, 01/30/2025(a)		24	14,105
8.625%, 02/28/2029(a)		90	51,823

			65,928

Ghana – 0.3%
Ghana Government International Bond 6.375%, 02/11/2027(a)		200	159,500

Ivory Coast – 0.5%
Ivory Coast Government International Bond
5.875%, 10/17/2031(a)	EUR	100	112,963
6.375%, 03/03/2028(a)	U.S.$	200	213,225

			326,188

Lebanon – 0.0%
Lebanon Government International Bond 6.10%, 10/04/2022(a) (h) (i)		16	1,700

Nigeria – 0.3%
Nigeria Government International Bond 6.125%, 09/28/2028(a)		200	191,787

Senegal – 0.2%
Senegal Government International Bond 4.75%, 03/13/2028(a)	EUR	100	111,362

South Africa – 0.7%
Republic of South Africa Government International Bond
4.30%, 10/12/2028	U.S.$	200	199,975
5.875%, 09/16/2025		200	217,600

			417,575

Ukraine – 0.1%
Ukraine Government International Bond 7.75%, 09/01/2025(a)		100	88,000

Total Emerging Markets - Sovereigns (cost $2,655,475)			2,484,108

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED LOAN OBLIGATIONS – 3.7%
CLO - Floating Rate – 3.7%
Ballyrock CLO 15 Ltd. Series 2021-1A, Class C 3.341% (LIBOR 3 Month + 3.10%), 04/15/2034(a) (d)	U.S.$	250	$247,420
Neuberger Berman Loan Advisers CLO 33 Ltd. Series 2019-33A, Class CR 2.141% (LIBOR 3 Month + 1.90%), 10/16/2033(a) (d)		250	250,070
New Mountain CLO 3 Ltd. Series CLO-3A, Class D 3.481% (LIBOR 3 Month + 3.35%), 10/20/2034(a) (d)		250	248,136
Palmer Square CLO Ltd. Series 2021-3A, Class D 3.183% (LIBOR 3 Month + 2.95%), 01/15/2035(a) (d)		250	249,190
PPM CLO 5 Ltd. Series 2021-5A, Class D 3.169% (LIBOR 3 Month + 3.05%), 10/18/2034(a) (d)		250	247,858
Regatta XXIV Funding Ltd. Series 2021-5A, Class D 3.189% (LIBOR 3 Month + 3.10%), 01/20/2035(a) (d)		250	249,017
Rockford Tower CLO Ltd. Series 2021-2A, Class D 3.504% (LIBOR 3 Month + 3.25%), 07/20/2034(a) (d)		250	250,105
Sixth Street CLO XIX Ltd. Series 2021-20A, Class C 2.132% (LIBOR 3 Month + 2.00%), 10/20/2034(a) (d)		250	250,077
Sixth Street CLO XVII Ltd. Series 2021-17A, Class D 3.404% (LIBOR 3 Month + 3.15%), 01/20/2034(a) (d)		250	250,058

Total Collateralized Loan Obligations (cost $2,250,000)			2,241,931

BANK LOANS – 2.0%
Industrial – 1.7%
Capital Goods – 0.2%
ACProducts Holdings, Inc. 4.750% (LIBOR 3 Month + 4.25%), 05/17/2028(j)		101	100,837
Chariot Buyer LLC 4.000% (LIBOR 1 Month + 3.50%), 11/03/2028(j)		10	9,975

			110,812

	Principal Amount (000)		U.S. $ Value

Communications - Media – 0.1%
Coral-US Co-Borrower LLC 3.106% (LIBOR 1 Month + 3.00%), 10/15/2029(j)	U.S.$	30	$29,841
Univision Communications, Inc. 3.750% (LIBOR 1 Month + 2.75%), 03/15/2024(j)		9	8,669

			38,510

Communications - Telecommunications – 0.2%
Crown Subsea Communications Holding, Inc. 5.500% (LIBOR 1 Month + 4.75%), 04/27/2027(j)		40	40,286
Directv Financing, LLC 5.750% (LIBOR 3 Month + 5.00%), 08/02/2027(j)		29	29,343
Zacapa SARL 4.724% (LIBOR 3 Month + 4.50%), 07/02/2025(j)		43	43,439

			113,068

Consumer Cyclical - Entertainment – 0.2%
Seaworld Parks & Entertainment, Inc. 3.500% (LIBOR 1 Month + 3.00%), 08/25/2028(j)		143	142,439

Consumer Cyclical - Other – 0.1%
American Tire Distributors, Inc. 7.000% (LIBOR 3 Month + 6.25%), 10/20/2028(j)		60	60,601

Consumer Non-Cyclical – 0.2%
Kronos Acquisition Holdings, Inc. 4.250% (LIBOR 3 Month + 3.75%), 12/22/2026(j)		40	38,313
Padagis LLC 5.250% (LIBOR 3 Month + 4.75%), 07/06/2028(j) (k)		28	28,147
U.S. Renal Care, Inc. 5.104% (LIBOR 1 Month + 5.00%), 06/26/2026(j)		27	26,989

			93,449

Energy – 0.2%
GIP II Blue Holding, L.P. 5.500% (LIBOR 3 Month + 4.50%), 09/29/2028(j)		90	90,283
Parkway Generation, LLC 11/05/2028(l)		59	59,275

			149,558

	Principal Amount (000)			U.S. $ Value

Other Industrial – 0.0%
Rockwood Service Corporation 4.105% (LIBOR 1 Month + 4.00%), 01/23/2027(j)	U.S.$	3		$3,037

Services – 0.0%
Amentum Government Services Holdings LLC 3.605% (LIBOR 1 Month + 3.50%), 01/29/2027(j) (k)		3		2,955
Team Health Holdings, Inc. 3.750% (LIBOR 1 Month + 2.75%), 02/06/2024(j)		19		18,729

				21,684

Technology – 0.5%
Ascend Learning, LLC 6.250% (LIBOR 1 Month + 5.75%), 12/10/2029(j)		30		30,141
athenahealth, Inc. 4.400% (LIBOR 3 Month + 4.25%), 02/11/2026(j)		19		18,602
Banff Guarantor, Inc. 6.000% (LIBOR 3 Month + 5.50%), 02/27/2026(j)		10		10,058
Boxer Parent Company, Inc. 3.974% (LIBOR 3 Month + 3.75%), 10/02/2025(j)		27		27,018
Endurance International Group Holdings, Inc. 4.250% (LIBOR 3 Month + 3.50%), 02/10/2028(j)		89		87,890
FINThrive Software Intermediate Holdings, Inc. 7.250% (LIBOR 3 Month + 6.75%), 12/17/2029(j)		20		19,933
Loyalty Ventures, Inc. 5.000% (LIBOR 1 Month + 4.50%), 11/03/2027(j)		83		82,720
Peraton Corp. 4.500% (LIBOR 1 Month + 3.75%), 02/01/2028(j)		20		19,817
Presidio Holdings, Inc. 3.610% (LIBOR 1 Month + 3.50%), 01/22/2027(j)		0	**	464
3.800% (LIBOR 3 Month + 3.50%), 01/22/2027(j)		9		8,864

				305,507

				1,038,665

	Principal Amount (000)		U.S. $ Value

Financial Institutions – 0.2%
Finance – 0.1%
Orbit Private Holdings I Ltd. 5.000% (LIBOR 3 Month + 4.50%), 12/11/2028(j) (k)	U.S.$	30	$30,000

Insurance – 0.1%
Cross Financial Corp. 4.750% (LIBOR 1 Month + 4.00%), 09/15/2027(j)		50	49,688
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.) 3.855% (LIBOR 1 Month + 3.75%), 09/03/2026(j)		11	10,681

			60,369

			90,369

Utility – 0.1%
Electric – 0.1%
Generation Bridge, LLC 5.750% (LIBOR 3 Month + 5.00%), 12/01/2028(j) (k)		42	41,949
Granite Generation LLC 4.750% (LIBOR 1 Month + 3.75%), 11/09/2026(j)		21	21,003
4.750% (LIBOR 3 Month + 3.75%), 11/09/2026(j)		4	4,154

			67,106

Total Bank Loans (cost $1,190,107)			1,196,140

QUASI-SOVEREIGNS – 0.8%
Quasi-Sovereign Bonds – 0.8%
Mexico – 0.2%
Petroleos Mexicanos 5.35%, 02/12/2028		101	98,491
6.49%, 01/23/2027		22	22,957

			121,448

Oman – 0.3%
Lamar Funding Ltd. 3.958%, 05/07/2025(a)		208	205,494

Ukraine – 0.3%
State Agency of Roads of Ukraine 6.25%, 06/24/2028(a)		200	155,000

Total Quasi-Sovereigns (cost $511,993)			481,942

	Principal Amount (000)		U.S. $ Value

ASSET-BACKED SECURITIES – 0.8%
Other ABS - Fixed Rate – 0.5%
Consumer Loan Underlying Bond Certificate Issuer Trust Series 2019-43, Class PT 5.271%, 11/15/2044(m)	U.S.$	2	$2,182
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-HP1, Class B 3.48%, 12/15/2026(a)		100	100,871
Consumer Loan Underlying Bond CLUB Credit Trust Series 2020-P1, Class B 2.92%, 03/15/2028(a)		60	60,656
Marlette Funding Trust Series 2018-3A, Class C 4.63%, 09/15/2028(a)		33	32,738
SoFi Consumer Loan Program Trust Series 2020-1, Class D 2.94%, 01/25/2029(a)		100	100,914

			297,361

Autos - Fixed Rate – 0.3%
Exeter Automobile Receivables Trust Series 2018-4A, Class E 5.38%, 07/15/2025(a)		115	118,092
Series 2019-1A, Class E 5.20%, 01/15/2026(a)		40	41,553
Westlake Automobile Receivables Trust Series 2019-2A, Class E 4.02%, 04/15/2025(a)		14	14,401

			174,046

Total Asset-Backed Securities (cost $466,892)			471,407

EMERGING MARKETS - CORPORATE BONDS – 0.6%
Industrial – 0.6%
Basic – 0.1%
Eldorado Gold Corp. 6.25%, 09/01/2029(a)		28	28,038
Volcan Cia Minera SAA 4.375%, 02/11/2026(a)		60	57,592

			85,630

Capital Goods – 0.3%
Embraer Netherlands Finance BV 5.40%, 02/01/2027		146	149,376

Consumer Non-Cyclical – 0.0%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(a)		11	11,165

	Principal Amount (000)		U.S. $ Value

Energy – 0.2%
Leviathan Bond Ltd.
5.75%, 06/30/2023(a)	U.S.$	59	$60,394
6.125%, 06/30/2025(a)		23	24,072
6.50%, 06/30/2027(a)		30	31,987

			116,453

Total Emerging Markets - Corporate Bonds (cost $355,254)			362,624

	Shares

SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(n) (o) (p) (cost $95,844)		95,844	95,844

Total Investments – 145.2% (cost $90,700,017)(q)			88,363,886
Other assets less liabilities – (45.2)%			(27,497,640)

Net Assets – 100.0%			$60,866,246

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Sold Contracts
10 Yr Canadian Bond Futures	10	March 2022	$1,094,285	$6,200
10 Yr Mini Japan Government Bond Futures	3	March 2022	392,883	3,591
Euro-BOBL Futures	5	March 2022	742,825	12,140
Euro-Schatz Futures	3	March 2022	377,058	1,210
U.S. 10 Yr Ultra Futures	20	March 2022	2,856,562	30,441
U.S. T-Note 2 Yr (CBT) Futures	23	March 2022	4,983,094	44,714
U.S. T-Note 5 Yr (CBT) Futures	50	March 2022	5,960,156	87,904
U.S. T-Note 10 Yr (CBT) Futures	82	March 2022	10,493,438	87,253

				$273,453

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	RUB	34,655	USD	464	03/02/2022	$19,256
Deutsche Bank AG	EUR	1,319	USD	1,525	02/10/2022	42,879
Morgan Stanley Capital Services, Inc.	AUD	8,215	USD	6,071	02/08/2022	262,337

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services, Inc.	CAD	5,227	USD	4,153	02/10/2022	$40,730
Morgan Stanley Capital Services, Inc.	NZD	3,599	USD	2,435	03/18/2022	68,474
Standard Chartered Bank	USD	11	IDR	163,286	04/28/2022	5
State Street Bank & Trust Co.	USD	2,390	AUD	3,316	02/08/2022	(44,915)

						$388,766

INTEREST RATE SWAPTIONS WRITTEN

Description	Index	Counterparty	Strike Rate	Expiration Date	Notional Amount (000)		Premiums Received	Market Value
Put
OTC - 1 Year Interest Rate Swap	1 DAY SOFR	Bank of America, NA	1.54%	02/24/2022	USD	305	$2,684	$(3,347)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc. CDX-NAHY Series 37, 5 Year Index, 12/20/2026*	5.00%	Quarterly	3.38%	USD	3,340	$249,251	$275,864	$(26,613)
iTraxxx Xover Series 36, 5 Year Index, 12/20/2026*	5.00	Quarterly	2.88	EUR	1,560	174,671	205,807	(31,136)

						$423,922	$481,671	$(57,749)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CAD	680	05/22/2024	3 Month CDOR	1.985%	Semi-Annual	$2,643	$—	$2,643
USD	260	05/24/2024	2.206%	3 Month LIBOR	Semi-Annual/ Quarterly	(5,760)	—	(5,760)

						$(3,117)	$—	$(3,117)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	499	$(123,889)	$(179,140)	$55,251
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	10	(2,478)	(2,583)	105
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	18	(4,460)	(4,305)	(155)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	19	(4,707)	(4,498)	(209)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	26	(6,443)	(6,156)	(287)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	24	(5,947)	(1,985)	(3,962)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	36	(8,920)	(2,962)	(5,958)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	53	(13,132)	(3,187)	(9,945)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	79	(19,575)	(4,716)	(14,859)
Credit Suisse International
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	7.50	USD	360	(31,072)	(11,071)	(20,001)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	554	(137,516)	(74,072)	(63,444)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	24	(5,946)	(1,975)	(3,971)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	156	(38,653)	(32,780)	(5,873)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	399	(99,110)	(48,242)	(50,868)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
JPMorgan Securities, LLC
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00%	Monthly	7.50%	USD	188	$(81,121)	$(35,687)	$(45,434)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	12	(2,973)	(987)	(1,986)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	7.50	USD	400	(34,568)	(39,595)	5,027
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	3	(743)	(177)	(566)

						$(621,253)	$(454,118)	$(167,135)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International
Markit iBoxx USD Contingent Convertible Liquid Developed Markets AT1 Index TRI	1 Day SOFR	Maturity	USD	147	06/20/2022	$(2,741)

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	U.S. $ Value at January 31, 2022
HSBC Securities (USA), Inc.†	0.08%	-	$21,481,704
HSBC Securities (USA), Inc.†	0.08%	-	5,407,727
HSBC Securities (USA), Inc.†	0.08%	-	1,327,731

			$28,217,162

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on January 31, 2022.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total
Governments - Treasuries	$28,217,162	$0	$0	$0	$28,217,162

**	Principal amount less than 500.
(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2022, the aggregate market value of these securities amounted to $26,407,763 or 43.4% of net assets.

(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2022.
(e)	IO - Interest Only.
(f)	Inverse interest only security.
(g)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(h)	Non-income producing security.
(i)	Defaulted.
(j)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at January 31, 2022.
(k)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(l)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(m)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of January 31, 2022, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Consumer Loan Underlying Bond Certificate Issuer Trust Series 2019-43, Class PT 5.271%, 11/15/2044	10/09/2019	$2,224	$2,182	0.00%

(n)	Affiliated investments.
(o)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(p)	The rate shown represents the 7-day yield as of period end.
(q)

As of January 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,092,420 and gross unrealized depreciation of investments was $(2,997,737), resulting in net unrealized depreciation of $(1,905,317).

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

EUR – Euro

IDR – Indonesian Rupiah

NZD – New Zealand Dollar

RUB – Russian Ruble

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDOR – Canadian Dealer Offered Rate

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

LIBOR – London Interbank Offered Rate

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

AB Bond Fund, Inc.

AB Short Duration Income Portfolio

January 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$—	$56,576,525	$—	$56,576,525
Corporates - Non-Investment Grade	—	7,719,225	—	7,719,225
Collateralized Mortgage Obligations	—	4,899,538	—	4,899,538
Corporates - Investment Grade	—	4,593,365	—	4,593,365
Governments - Sovereign Agencies	—	4,001,954	—	4,001,954
Commercial Mortgage-Backed Securities	—	3,239,283	—	3,239,283
Emerging Markets - Sovereigns	—	2,484,108	—	2,484,108
Collateralized Loan Obligations	—	2,241,931	—	2,241,931
Bank Loans	—	1,093,089	103,051	1,196,140
Quasi-Sovereigns	—	481,942	—	481,942
Asset-Backed Securities	—	471,407	—	471,407
Emerging Markets - Corporate Bonds	—	362,624	—	362,624
Short-Term Investments	95,844	—	—	95,844

Total Investments in Securities	95,844	88,164,991	103,051	88,363,886
Other Financial Instruments(a):
Assets:
Futures	273,453	—	—	273,453
Forward Currency Exchange Contracts	—	433,681	—	433,681
Centrally Cleared Credit Default Swaps	—	423,922	—	423,922
Centrally Cleared Interest Rate Swaps	—	2,643	—	2,643
Liabilities:
Forward Currency Exchange Contracts	—	(44,915)	—	(44,915)
Interest Rate Swaptions Written	—	(3,347)	—	(3,347)
Centrally Cleared Interest Rate Swaps	—	(5,760)	—	(5,760)
Credit Default Swaps	—	(621,253)	—	(621,253)
Total Return Swaps	—	(2,741)	—	(2,741)
Reverse Repurchase Agreements	(28,217,162)	—	—	(28,217,162)

Total	$(27,847,865)	$88,347,221	$103,051	$60,602,407

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2022 is as follows:

Fund	Market Value 10/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$395	$5,756	$6,055	$96	$0	**

**	Amount less than $500.